Financial Instruments - Summary of Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payments (Details) - USD ($)	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Disclosure of financial liabilities [line items]
Lease liabilities	$ 396,734	$ 332,816	$ 45,560
Accounts payable and accrued liabilities	19,754,628	847,121
Financial liabilities	25,490,973	$ 1,499,802
Liquidity risk
Disclosure of financial liabilities [line items]
Bank loans	38,725
Promissory notes	5,082,838
Lease liabilities	450,580
Accounts payable and accrued liabilities	19,754,628
Financial liabilities	25,326,771
Less than one year | Liquidity risk
Disclosure of financial liabilities [line items]
Bank loans	14,527
Promissory notes	3,907,838
Lease liabilities	84,785
Accounts payable and accrued liabilities	19,754,628
Financial liabilities	23,761,778
1 to 5 years | Liquidity risk
Disclosure of financial liabilities [line items]
Bank loans	24,198
Promissory notes	1,175,000
Lease liabilities	256,005
Financial liabilities	1,455,203
Over 5 years | Liquidity risk
Disclosure of financial liabilities [line items]
Bank loans	0
Promissory notes	0
Lease liabilities	109,791
Financial liabilities	$ 109,791